MASSMUTUAL SELECT FUNDS

MassMutual Select Large Cap Value Fund

Supplement dated May 4, 2016 to the

Summary Prospectus dated February 1, 2016

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

Effective immediately, the following information replaces the information found in the fourth sentence in the first paragraph under Principal Investment Strategies for the MassMutual Select Large Cap Value Fund:

The subadvisers currently define “large-cap” companies as those whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 1000® Index (as of December 31, 2015, between $380 million and $587.22 billion).

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SLCV 16-01

MASSMUTUAL SELECT FUNDS

MM S&P 500® Index Fund

Supplement dated May 4, 2016 to the

Summary Prospectus dated February 1, 2016

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

Effective immediately, the following information replaces the information found in the fourth sentence in the first paragraph under Principal Investment Strategies for the MM S&P 500® Index Fund:

As of December 31, 2015, the market capitalization range of companies included in the Index was $1.76 billion to $587.22 billion.

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SP500 16-01

MASSMUTUAL SELECT FUNDS

MM MSCI EAFE® International Index Fund

Supplement dated May 4, 2016 to the

Summary Prospectus dated February 1, 2016

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

Effective immediately, the following information replaces the information found in the third sentence in the first paragraph under Principal Investment Strategies for the MM MSCI EAFE® International Index Fund:

As of December 31, 2015, the market capitalization range of companies included in the Index was $1.62 billion to $237.46 billion, and the Index consisted of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.

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MSCI EAFE 16-01

MASSMUTUAL SELECT FUNDS

MassMutual Select Overseas Fund

Supplement dated May 4, 2016 to the

Summary Prospectus dated February 1, 2016

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

Effective immediately, the following information supplements similar information for the MassMutual Select Overseas Fund under the heading Portfolio Managers in the section titled Management:

Filipe M.G. Benzinho is an Investment Officer at MFS. He has managed the Fund since May 2016.

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SO 16-01

MASSMUTUAL SELECT FUNDS

Supplement dated May 4, 2016 to the

Prospectus dated February 1, 2016

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

Effective immediately, the following information replaces the fourth sentence in the first paragraph found on page 33 for the MassMutual Select Large Cap Value Fund under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The subadvisers currently define “large-cap” companies as those whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 1000® Index (as of December 31, 2015, between $380 million and $587.22 billion).

Effective immediately, the following information replaces the fourth sentence in the first paragraph found on page 37 for the MM S&P 500® Index Fund under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

As of December 31, 2015, the market capitalization range of companies included in the Index was $1.76 billion to $587.22 billion.

Effective immediately, the following information replaces the third sentence in the first paragraph found on page 95 for the MM MSCI EAFE® International Index Fund under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

As of December 31, 2015, the market capitalization range of companies included in the Index was $1.62 billion to $237.46 billion, and the Index consisted of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.

Effective immediately, the following information supplements similar information found on page 102 for Massachusetts Financial Services Company (“MFS”) related to the MassMutual Select Overseas Fund under the heading Portfolio Managers in the section titled Management:

Filipe M.G. Benzinho is an Investment Officer at MFS. He has managed the Fund since May 2016.

Effective immediately, the following information supplements the information found on page 128 for Massachusetts Financial Services Company (“MFS”) related to the MassMutual Select Overseas Fund under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds:

Filipe M.G. Benzinho

is a portfolio manager of a portion of the Overseas Fund. Mr. Benzinho, an Investment Officer of MFS, has been employed in the investment area of MFS since 2009.

Effective immediately, the following information replaces the information found on page 130 for Sands Capital Management, LLC related to the MassMutual Select Growth Opportunities Fund under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds:

Sands Capital Management, LLC (“Sands Capital”), located at 1000 Wilson Boulevard, Suite 3000, Arlington, Virginia 22209, manages a portion of the portfolio of the Growth Opportunities Fund. As of September 30, 2015, Sands Capital had approximately $41.1 billion in assets under management.

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B3001M-16-03

MASSMUTUAL SELECT FUNDS

MassMutual RetireSMARTSM Funds

Supplement dated May 4, 2016 to the

Prospectus dated February 1, 2016

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

Effective immediately, the following information replaces similar information for the MassMutual Select Large Cap Value Fund found on page 179 in the fourth sentence of the paragraph under the heading Principal Investment Strategies in the section titled Appendix A – Description of Underlying Funds:

The subadvisers currently define “large-cap” companies as those whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 1000® Index (as of December 31, 2015, between $380 million and $587.22 billion).

Effective immediately, the following information replaces similar information for the MM MSCI EAFE® International Index Fund found on page 184 in the third sentence of the paragraph under the heading Principal Investment Strategies in the section titled Appendix A – Description of Underlying Funds:

As of December 31, 2015, the market capitalization range of companies included in the Index was $1.62 billion to $237.46 billion, and the Index consisted of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.

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B3001M (RS)-16-02

MASSMUTUAL SELECT FUNDS

Supplement dated May 4, 2016 to the

Statement of Additional Information dated February 1, 2016

This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”). It should be retained and read in conjunction with the SAI.

Effective immediately, the following information supplements similar information found on page B-33 through B-35 under the heading Foreign Securities in the section titled Additional Investment Policies:

Risk of Investing in China through Stock Connect. China A-shares are equity securities of companies based in mainland China that trade on Chinese stock exchanges such as the Shanghai Stock Exchange (“SSE”) and the Shenzhen Stock Exchange (“SZSE”) (“A-shares”). Foreign investment in A-shares on the SSE and SZSE is historically not permitted, other than through a license granted under regulations in the PRC known as the Qualified Foreign Institutional Investor and Renminbi Qualified Foreign Institutional Investor systems. Each license permits investment in A-shares only up to a specified quota.

Investment in eligible A-shares listed and traded on the SSE is also permitted through the Shanghai-Hong Kong Stock Connect program (“Stock Connect”). Stock Connect is a securities trading and clearing program established by Hong Kong Securities Clearing Company Limited (“HKSCC”), the SSE and China Securities Depository and Clearing Corporation Limited (“CSDCC”) that aims to provide mutual stock market access between the PRC and Hong Kong by permitting investors to trade and settle shares on each market through their local exchanges. Certain Funds may invest in A-shares through Stock Connect or on such other stock exchanges in China which participate in Stock Connect from time to time. Under Stock Connect, a Fund’s trading of eligible A-shares listed on the SSE would be effectuated through its Hong Kong broker.

Although no individual investment quotas or licensing requirements apply to investors in Stock Connect, trading through Stock Connect’s Northbound Trading Link is subject to aggregate and daily investment quota limitations that require that buy orders for A-shares be rejected once the remaining balance of the relevant quota drops to zero or the daily quota is exceeded (although a Fund will be permitted to sell A-shares regardless of the quota balance). These limitations may restrict a Fund from investing in A-shares on a timely basis, which could affect the Fund’s ability to effectively pursue its investment strategy. Investment quotas are also subject to change.

Investment in eligible A-shares through Stock Connect is subject to trading, clearance and settlement procedures that could pose risks to a Fund. A-shares purchased through Stock Connect generally may not be sold or otherwise transferred other than through Stock Connect in accordance with applicable rules. For example, PRC regulations require that in order for an investor to sell any A-share on a certain trading day, there must be sufficient A-shares in the investor’s account before the market opens on that day. If there are insufficient A-shares in the investor’s account, the sell order will be rejected by the SSE. The Stock Exchange of Hong Kong (“SEHK”) carries out pre-trade checking on sell orders of certain stocks listed on the SSE market (“SSE Securities”) of its participants (i.e., stock brokers) to ensure that this requirement is satisfied. While shares must be designated as eligible to be traded under Stock Connect, those shares may also lose such designation, and if this occurs, such shares may be sold but cannot be purchased through Stock Connect. In addition, Stock Connect will only operate on days when both the Chinese and Hong Kong markets are open for trading and when banks in both markets are open on the corresponding settlement days. Therefore, an investment in A-shares through Stock Connect may subject a Fund to a risk of price fluctuations on days where the Chinese market is open, but Stock Connect is not trading. Moreover, day (turnaround) trading is not permitted on the A-shares market. If an investor buys A-shares on day “T,” the investor will only be able to sell the A-shares on or after day T+1. Further, since all trades of eligible Stock Connect A-shares must be settled in RMB, investors must have timely access to a reliable supply of offshore RMB, which cannot be guaranteed.

A-shares held through the nominee structure under Stock Connect will be held through HKSCC as nominee on behalf of investors. The precise nature and rights of a Fund as the beneficial owner of the SSE Securities through HKSCC as nominee is not well defined under PRC law. There is lack of a clear definition of, and distinction between, legal ownership and beneficial ownership under PRC law and there have been few cases involving a nominee account structure in the PRC courts. The exact nature and methods of enforcement of the rights and interests of a Fund under PRC law is also uncertain. In the unlikely event that HKSCC becomes subject to winding up proceedings in Hong Kong there is a risk that the SSE Securities may not be regarded as held for the beneficial ownership of a Fund or as part of the general assets of HKSCC available for general distribution to its creditors. Notwithstanding the fact that HKSCC does not claim proprietary interests in the SSE Securities held in its omnibus stock account in the CSDCC, the CSDCC as the share registrar for SSE listed companies will still treat HKSCC as one of the shareholders when it handles corporate actions in respect of such SSE Securities. HKSCC monitors the corporate actions affecting SSE Securities and keeps participants of Central Clearing and Settlement System (“CCASS”) informed of all such corporate actions that require CCASS participants to take steps in order to participate in them. Investors may only exercise their voting rights by providing their voting instructions to the HKSCC through participants of the CCASS. All voting instructions from CCASS participants will be consolidated by HKSCC, who will then submit a combined single voting instruction to the relevant SSE-listed company.

A Fund’s investments through Stock Connect’s Northbound Trading Link are not covered by Hong Kong’s Investor Compensation Fund. Hong Kong’s Investor Compensation Fund is established to pay compensation to investors of any nationality who suffer pecuniary losses as a result of default of a licensed intermediary or authorized financial institution in relation to exchange-traded products in Hong Kong. In addition, since a Fund is carrying out Northbound trading through securities brokers in Hong Kong but not PRC brokers, it is not protected by the China Securities Investor Protection Fund in the PRC.

Market participants are able to participate in Stock Connect subject to meeting certain information technology capability, risk management and other requirements as may be specified by the relevant exchange and/or clearing house. Further, the “connectivity” in Stock Connect requires the routing of orders across the border of Hong Kong and the PRC. This requires the development of new information technology systems on the part of the SEHK and exchange participants. There is no assurance that these systems will function properly or will continue to be adapted to changes and developments in both markets. In the event that the relevant systems fail to function properly, trading in A-shares through Stock Connect could be disrupted.

Stock Connect launched on November 17, 2014 and is in its initial stages. The current regulations are untested and there is no certainty as to how they will be applied or interpreted going forward. In addition, the current regulations are subject to change and there can be no assurance that Stock Connect will not be discontinued. New regulations may be issued from time to time by the regulators and stock exchanges in China and Hong Kong in connection with operations, legal enforcement and cross-border trades under Stock Connect. A Fund may be adversely affected as a result of such changes. Furthermore, the securities regimes and legal systems of China and Hong Kong differ significantly and issues may arise based on these differences. In the event that the relevant systems fail to function properly, trading in both markets through Stock Connect could be disrupted and a Fund’s ability to achieve its investment objective may be adversely affected. In addition, a Fund’s investments in A-shares through Stock Connect are generally subject to Chinese securities regulations and listing rules, among other restrictions. Further, different fees, costs and taxes are imposed on foreign investors acquiring A-shares obtained through Stock Connect, and these fees, costs and taxes may be higher than comparable fees, costs and taxes imposed on owners of other securities providing similar investment exposure.

A-Share Market Suspension Risk. A-shares may only be bought from, or sold to, a Fund at times when the relevant A-shares may be sold or purchased on the relevant Chinese stock exchange. The A-shares market has a higher propensity for trading suspensions than many other global equity markets. Trading suspensions in certain stocks could lead to greater market execution risk and costs for a Fund. The SSE currently applies a daily price limit, set at 10%, of the amount of fluctuation permitted in the prices of A-shares during a single trading day. The daily price limit refers to price movements only and does not restrict trading within the relevant limit. There can be no assurance that a liquid market on an exchange will exist for any particular A-share or for any particular time.

Effective immediately, the following information for Robert E. Joyal found on page B-60 under the heading Management of the Trust in the section titled Trustee Compensation is hereby replaced by the following:

	Aggregate Compensation from the Trust	Deferred Compensation and Interest Accrued as part of Fund Expenses	Total Compensation from the Trust and Fund Complex Paid to Trustees
Robert E. Joyal	N/A	$45,524	$96,681

Effective immediately, the following information supplements similar information for Massachusetts Financial Services Company related to the MassMutual Select Overseas Fund found on page B-308 under the heading Other Accounts Managed in the section titled Appendix C – Additional Portfolio Manager Information:

	Number of Accounts Managed*	Total Assets*	Number of Accounts Managed for which Advisory Fee is Performance- Based*	Total Assets*

Filipe M.G. Benzinho	0	$0	0	$0
Registered investment companies**	0	$0	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	0	$0	0	$0

*	The information provided is as of January 31, 2016
**	Does not include the Overseas Fund.

Effective immediately, the following information supplements similar information for Massachusetts Financial Services Company related to the MassMutual Select Overseas Fund found on page B-309 under the heading Compensation in the section titled Appendix C – Additional Portfolio Manager Information:

Portfolio Manager	Benchmark(s)
Filipe M.G. Benzinho	MSCI EAFE (Europe, Australasia, Far East) Index

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SAI B3001M-16-01

MASSMUTUAL SELECT FUNDS

MassMutual RetireSMARTSM Funds

Supplement dated May 4, 2016 to the

Statement of Additional Information dated February 1, 2016

This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.

The following information replaces the information for Robert E. Joyal found on page B-56 under the heading Trustee Compensation in the section titled Management of the Trust:

	Aggregate Compensation from the Trust	Deferred Compensation and Interest Accrued as part of Fund Expenses	Total Compensation from the Trust and Fund Complex Paid to Trustees
Robert E. Joyal	N/A	$45,524	$96,681

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SAI B3001M (RS)-16-02